Income taxes - Deferred Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax liabilities, net	€ (87)	€ (52)
Trade receivables
Deferred tax assets and liabilities
Deferred tax liabilities	(7)	(8)
Other receivables and current assets
Deferred tax assets and liabilities
Deferred tax assets	722	1,092
Deferred tax liabilities	(7)	(92)
Inventories.
Deferred tax assets and liabilities
Deferred tax assets	8	16
Deferred tax liabilities	(4)	(291)
Property, Plant & Equipment
Deferred tax assets and liabilities
Deferred tax assets	5	5
Deferred tax liabilities	(309)	(559)
Trade liabilities
Deferred tax assets and liabilities
Deferred tax assets	320	429
Current financial liabilities.
Deferred tax assets and liabilities
Deferred tax assets	90	1,148
Deferred tax liabilities	(1,406)
Current financial assets.
Deferred tax assets and liabilities
Deferred tax assets		65
Deferred tax liabilities	(838)
Other current liabilities and provisions
Deferred tax assets and liabilities
Deferred tax assets	19	239
Deferred tax liabilities	(2,109)	(2,053)
Contract liabilities.
Deferred tax assets and liabilities
Deferred tax assets	543	762
Deferred tax liabilities	(607)	(762)
Contract liabilities non-current
Deferred tax assets and liabilities
Deferred tax assets	65
Non-current other assets
Deferred tax assets and liabilities
Deferred tax liabilities	(79)	(28)
Non-current financial liabilities.
Deferred tax assets and liabilities
Deferred tax assets	3,405	764
Non-current financial assets.
Deferred tax assets and liabilities
Deferred tax liabilities		(663)
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets	467	138
Tax assets (liabilities)
Deferred tax assets and liabilities
Deferred tax assets	5,441	4,410
Deferred tax liabilities	(5,528)	(4,462)
Valuation allowance
Deferred tax assets and liabilities
Deferred tax assets	203	248
Deferred tax liabilities	(162)	(6)
Set off of tax
Deferred tax assets and liabilities
Deferred tax assets	5,441	4,410
Deferred tax liabilities	€ (5,441)	€ (4,410)